Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2012:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$269,110,901	$—	$269,110,901
Mortgage-backed securities	—	38,421,301	—	38,421,301
State, County, Municipals	—	110,569,360	—	110,569,360
Other Investments	—	—	2,806,253	2,806,253

	$—	$418,101,562	$2,806,253	$420,907,815

The following table presents assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2011:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$234,938,488	$—	$234,938,488
Mortgage-backed securities	—	35,117,858	—	35,117,858
State, County, Municipals	—	98,539,864	—	98,539,864
Other Investments	—	—	2,029,295	2,029,295

	$—	$368,596,210	$2,029,295	$370,625,505

Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following table reports the activity in assets measured at fair value on a recurring basis using significant unobservable inputs, during the years ended December 31, 2012 and 2011.

	2012	2011
Balance at January 1	$2,029,295	$1,884,677
Unrealized gains included in other comprehensive income	776,957	144,618

Balance at December 31	$2,806,252	$2,029,295

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at reporting date	$—	$—

Asset Measured at Fair Value on Nonrecurring Basis

The following table presents assets measured at fair value on a nonrecurring basis during December 31, 2012 and 2011 and were still held at those respective dates:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
December 31, 2012
Impaired loans	$—	$—	$4,099,031	$4,099,031
Other real estate owned	—	—	2,469,110	2,469,110

	$—	$—	$6,568,141	$6,568,141

December 31, 2011
Impaired loans	$—	$—	$1,790,137	$1,790,137
Other real estate owned	—	—	3,056,902	3,056,902

	$—	$—	$4,847,039	$4,847,039

Carrying Value and Estimated Fair Value of Financial Instruments

The following represents the carrying value and estimated fair value of the Company’s financial instruments at December 31, 2012:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$21,561,288	$21,561,288	$—	$—	$21,561,288
Interest bearing deposits with banks	16,228,747	16,228,747	—	—	16,228,747
Securities available-for-sale	420,907,815	—	418,101,562	2,806,253	420,907,815
Net loans	361,936,495	—	—	362,114,991	362,114,991

Financial liabilities
Deposits	$642,549,338	$394,298,501	$—	$248,464,899	$642,763,400
Federal Home Loan Bank advances	68,500,000	—	—	70,844,530	70,844,530
Securities Sold under Agreement to Repurchase	73,306,765	73,306,765	—	—	73,306,765

The following represents the carrying value and estimated fair value of the Company’s financial instruments at December 31, 2011:

	Carrying Amount	Fair Value
Financial assets
Cash and due from banks	$35,407,715	$35,407,715
Interest bearing deposits with banks	3,990,521	3,990,521
Securities available-for-sale	370,625,505	370,625,505
Net loans	382,580,529	382,174,094

Financial liabilities
Deposits	$572,338,135	$572,388,706
Federal Home Loan Bank advances	68,500,000	71,950,022
Securities Sold under Agreement to Repurchase	120,220,433	120,220,433